Trade and other receivables - Summary Of Trade And Other Receivables Detailed Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Processor receivables	€ 33,901	€ 49,227
Trade receivables	22,957	41,369
Other receivables	8,409	10,239
Prepayments	68,524	53,780
Total	€ 133,791	€ 154,615